Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Dates
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
9
1-Jul-2023
31-Jul-2023
11-Aug-2023
14-Aug-2023
15-Aug-2023
Actual/360 Days
29
30/360 Days
30
15-Aug-2023
15-Aug-2023
17-Jul-2023
15-Jul-2023
Summary
Beginning
Balance
0.00
544,671,736.85
657,000,000.00
124,000,000.00
Principal
Payment
0.00
53,627,704.57
0.00
0.00
Ending
Balance
0.00
491,044,032.28
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
77.384855
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.708577
1.000000
1.000000
1,325,671,736.85
1,272,044,032.28
53,627,704.57
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,373,547,771.69
156,490,413.02
1,530,038,184.71
47,876,034.84
1,319,920,067.12
150,057,471.09
1,469,977,538.21
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
2,387,477.78
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
3.445134
4.341667
4.375000
Interest & Principal
Payment
0.00
56,015,182.35
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
80.829989
4.341667
4.375000
$59,410,157.35
T
otal
$5,782,452.78

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
64,465,174.34
0.00
64,465,174.34
57,093,062.01
5,541,010.31
1,205,639.61
401,958.63
0.00
0.00
223,503.78
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,275,031.82
0.00
0.00
5,782,452.78
0.00
0.00
53,627,704.57
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
64,465,174.34
3,779,985.17
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,275,031.82
0.00
0.00
0.00
1,275,031.82
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,782,452.78
0.00
2,387,477.78
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
5,782,452.78
0.00
2,387,477.78
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,782,452.78
5,782,452.78
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
53,627,704.57
0.00
0.00
0.00
53,627,704.57
Aggregate Principal Distributabl
e
Amount
53,627,704.57
53,627,704.57
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,675.02
206,828.76
223,503.78
4,787,603.48
0.00
16,675.02
16,675.02
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Pool Statistics
Pool Data
4.47%
44.63
23.19
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,530,038,184.71
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,469,977,538.21
46,206
47,383
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
36,673,697.58
20,419,364.43
0.00
2,967,584.49
Pool Factor
68.82%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jul-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
46,206
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.07%
0.63%
0.18%
0.12%
100.00%
1,456,348,263.65
9,190,174.96
2,697,300.07
1,741,799.53
1,469,977,538.21
45,932
192
52
30
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.302%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,651.48
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.859%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,708,723.61
1,374,830.05
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
74
523
Losses
(1)
Amount
2,967,584.49
1,201,618.24
391,136.20
Number of Receivables
Number of Receivables
Amount
20,320,969.67
8,352,820.29
3,259,425.77
Current
Cumulative
0.408%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.100%
Prior Collection Period
1.090 % Second Prior
Collection
Period
0.346
%
Third
Prior
Collection
Period
0.902%